Note 18 - Equity Incentive Plan - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares Exercised (in shares)	(21,764)	(11,585)	(5,078)
Shares Outstanding (in shares)	140,908
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 40.46
Stock Options and Stock Appreciation Rights [Member]
Shares Outstanding (in shares)	277,820	285,780	183,747
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 40.11	$ 39.31	$ 38.09
Shares Granted (in shares)	17,833	21,666	112,333
Granted, Weighted Average Exercise Price (in dollars per share)	$ 51.16	$ 46.59	$ 40.87
Shares Exercised (in shares)	(22,614)	(22,460)	(5,078)
Exercised, Weighted Average Exercise Price (in dollars per share)	$ 35.78	$ 37.07	$ 29.65
Shares Forfeited or expired (in shares)	0	(7,166)	(5,222)
Forfeited or expired, Weighted Average Exercise Price (in dollars per share)	$ 0	$ 37.53	$ 39.22
Shares Outstanding (in shares)	273,039	277,820	285,780
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 41.19	$ 40.11	$ 39.31
Options and cash-settled SARs Shares exercisable at year end (in shares)	122,932	94,951	42,256
Options and cash-settled SARs exercisable at year end, Weighted Average Exercise Price (in dollars per share)	$ 40.19	$ 39.14	$ 36.66